AMG Frontier Small Cap Growth Fund
Schedule of Portfolio Investments (unaudited)
July 31, 2020
	Shares	Value
Common Stocks - 99.3%
Communication Services - 2.2%
Cardlytics, Inc.*	3,737	$248,211
EverQuote, Inc., Class A*	2,844	154,856

Total Communication Services		403,067
Consumer Discretionary - 11.8%
Boot Barn Holdings, Inc.*,1	4,080	78,989
BorgWarner, Inc.[1]	8,927	326,728
Caesars Entertainment, Inc.*	9,167	284,635
Carvana Co.*,1	32	4,958
Century Communities, Inc.*,1	16,075	572,592
Dana, Inc.	7,140	81,610
Five Below, Inc.*	2,915	317,473
Fiverr International, Ltd. (Israel)*	56	5,232
Floor & Decor Holdings, Inc., Class A*	3,133	206,465
Ollie's Bargain Outlet Holdings, Inc.*	347	36,470
Stoneridge, Inc.*	12,086	250,422
Vroom, Inc.*	374	22,137

Total Consumer Discretionary		2,187,711
Energy - 1.6%
Euronav, N.V. (Belgium)	19,377	189,701
GasLog, Ltd. (Greece)	5,059	14,772
International Seaways, Inc.	4,887	84,399

Total Energy		288,872
Financials - 2.0%
Argo Group International Holdings, Ltd. (Bermuda)	559	18,732
James River Group Holdings, Ltd. (Bermuda)	3,215	148,919
LPL Financial Holdings, Inc.	988	78,072
Pinnacle Financial Partners, Inc.	1,841	72,940
Webster Financial Corp.	1,778	48,486

Total Financials		367,149
Health Care - 37.1%
ABIOMED, Inc.*	34	10,198
ACADIA Pharmaceuticals, Inc.*,1	10,264	426,674
Acceleron Pharma, Inc.*,1	877	86,972
Adaptive Biotechnologies Corp.*	10,897	406,676
Alnylam Pharmaceuticals, Inc.*	66	9,620
Amarin Corp. PLC, ADR (Ireland)*,1	7,567	49,034
Biohaven Pharmaceutical Holding Co., Ltd.*,1	2,879	184,371
BioMarin Pharmaceutical, Inc.*	76	9,106
Bluebird Bio, Inc.*	7,250	440,075
Cara Therapeutics, Inc.*,1	2,950	48,498
	Shares	Value

ChemoCentryx, Inc.*	180	$9,488
CRISPR Therapeutics AG (Switzerland)*	106	9,059
Exact Sciences Corp.*	4,870	461,432
Global Blood Therapeutics, Inc.*,1	1,656	111,747
Guardant Health, Inc.*	2,971	253,070
Horizon Therapeutics PLC*	6,761	413,706
Immunomedics, Inc.*,1	8,240	347,975
Insmed, Inc.*	3,155	82,409
Inspire Medical Systems, Inc.*	1,758	174,675
Insulet Corp.*	1,790	364,014
Karyopharm Therapeutics, Inc.*,1	40,408	648,548
Madrigal Pharmaceuticals, Inc.*	978	100,353
Moderna, Inc.*,1	60	4,446
NanoString Technologies, Inc.*,1	4,801	173,364
Natera, Inc.*	8,599	412,924
Nektar Therapeutics*,1	11,448	253,688
Neurocrine Biosciences, Inc.*	840	101,102
Novocure, Ltd. (Jersey)*	2,081	157,719
Pacira BioSciences, Inc.*,1	3,229	169,878
Progyny, Inc.*	3,770	100,376
PTC Therapeutics, Inc.*	3,578	165,769
Quanterix Corp.*	11,444	369,756
Silk Road Medical, Inc.*	7,100	329,866
United Therapeutics Corp.*	139	15,494

Total Health Care		6,902,082
Industrials - 11.8%
AECOM*	4,367	158,042
American Woodmark Corp.*	4,957	399,633
Azul, S.A., ADR (Brazil)*,1	2,402	27,719
BMC Stock Holdings, Inc.*	6,665	170,624
EnerSys	3,509	236,015
JetBlue Airways Corp.*	553	5,718
Knight-Swift Transportation Holdings, Inc.[1]	7,061	307,083
Kratos Defense & Security Solutions, Inc.*	4,446	80,073
MasTec, Inc.*,1	249	9,905
Quanta Services, Inc.	6,940	277,392
Tutor Perini Corp.*	22,159	260,811
Upwork, Inc.*	14,608	219,412
WESCO International, Inc.*	1,316	51,153

Total Industrials		2,203,580
Information Technology - 27.1%
2U, Inc.*,1	6,747	317,750
Alteryx, Inc., Class A*,1	868	152,325

AMG Frontier Small Cap Growth Fund
Schedule of Portfolio Investments (continued)
	Shares	Value
Information Technology - 27.1% (continued)
Ambarella, Inc.*	5,692	$257,734
Anaplan, Inc.*	3,173	144,086
Blackline, Inc.*	2,479	220,408
Coupa Software, Inc.*,1	19	5,823
Cree, Inc.*,1	9,766	673,073
Five9, Inc.*	69	8,337
Guidewire Software, Inc.*,1	670	78,832
HubSpot, Inc.*	535	125,516
Impinj, Inc.*,1	1,704	40,214
KBR, Inc.	4,173	92,808
MACOM Technology Solutions Holdings, Inc.*	1,625	68,672
Medallia, Inc.*,1	11,855	364,304
MKS Instruments, Inc.	787	100,295
Model N, Inc.*	4,348	167,224
MongoDB, Inc.*,1	127	29,093
Monolithic Power Systems, Inc.	29	7,685
New Relic, Inc.*,1	1,632	115,725
NIC, Inc.	3,243	71,087
Nutanix, Inc., Class A*,1	414	9,187
Paylocity Holding Corp.*	399	53,147
Perficient, Inc.*	2,421	94,927
Ping Identity Holding Corp.*	14,125	485,335
Rapid7, Inc.*,1	5,217	310,777
SiTime Corp.*	1,114	59,209
SYNNEX Corp.	788	98,295
Teradyne, Inc.	111	9,875
The Trade Desk, Inc., Class A*,1	41	18,504
Ultra Clean Holdings, Inc.*	15,480	465,793
Zendesk, Inc.*	1,763	160,697
Zscaler, Inc.*	373	48,434
Zuora, Inc., Class A*	15,378	179,000

Total Information Technology		5,034,171
Materials - 4.0%
Alamos Gold, Inc., Class A (Canada)	17,278	183,147
	Shares	Value

Eagle Materials, Inc.	3,106	$249,194
Huntsman Corp.	372	6,882
Pan American Silver Corp. (Canada)	8,304	310,238

Total Materials		749,461
Real Estate - 1.7%
Brixmor Property Group, Inc., REIT	6,257	72,018
Corporate Office Properties Trust, REIT	1,555	41,176
SITE Centers Corp., REIT	10,232	75,001
Spirit Realty Capital, Inc., REIT [1]	933	32,151
STAG Industrial, Inc., REIT	3,061	99,789

Total Real Estate		320,135

Total Common Stocks (Cost $15,200,081)		18,456,228

Principal Amount
Short-Term Investments - 2.8%
Joint Repurchase Agreements - 2.0%[2]
Bank of Montreal, dated 07/31/20, due 08/03/20, 0.090% total to be received $380,858 (collateralized by various U.S. Government Agency Obligations, 3.000% - 4.500%, 08/20/49 - 05/01/50, totaling $388,472)	$380,855	380,855

	Shares
Other Investment Companies - 0.8%
Dreyfus Government Cash Management Fund, Institutional Shares, 0.07%[3]	50,082	50,082
Dreyfus Institutional Preferred Government Money Market Fund, Institutional Shares, 0.09%[3]	50,082	50,082
JPMorgan U.S. Government Money Market Fund, IM Shares, 0.11%[3]	51,600	51,600

Total Other Investment Companies		151,764

Total Short-Term Investments (Cost $532,619)		532,619
Total Investments - 102.1% (Cost $15,732,700)		18,988,847
Other Assets, less Liabilities - (2.1)%		(396,840)
Net Assets - 100.0%		$18,592,007

*	Non-income producing security.
[1]	Some of these securities, amounting to $4,430,012 or 23.8% of net assets, were out on loan to various borrowers and are collateralized by cash and various U.S. Treasury Obligations. See below for more information.
[2]	Cash collateral received for securities lending activity was invested in these joint repurchase agreements.
[3]	Yield shown represents the July 31, 2020, seven day average yield, which refers to the sum of the previous seven days' dividends paid, expressed as an annual percentage.

ADR	American Depositary Receipt
REIT	Real Estate Investment Trust

AMG Frontier Small Cap Growth Fund
Schedule of Portfolio Investments (continued)
The following table summarizes the inputs used to value the Fund's investments by the fair value hierarchy levels as of July 31, 2020:
	Level 1	Level 2	Level 3	Total
Investments in Securities
Common Stocks†	$18,456,228	—	—	$18,456,228
Short-Term Investments
Joint Repurchase Agreements	—	$380,855	—	380,855
Other Investment Companies	151,764	—	—	151,764
Total Investments in Securities	$18,607,992	$380,855	—	$18,988,847

†	All common stocks held in the Fund are Level 1 securities. For a detailed breakout of common stocks by major industry classification, please refer to the Fund's Schedule of Portfolio Investments.
For the period ended July 31, 2020, there were no transfers in or out of Level 3.
The Fund participates in the securities lending program offered by The Bank of New York Mellon providing for the lending of securities to qualified brokers. The value of securities loaned on positions held, cash collateral and securities collateral received at July 31, 2020, were as follows:
Securities Loaned	Cash Collateral Received	Securities Collateral Received	Total Collateral Received
$4,430,012	$380,855	$4,185,512	$4,566,367
The following table summarizes the securities received as collateral for securities lending at July 31, 2020:
Collateral Type	Coupon Range	Maturity Date Range
U.S. Treasury Obligations	0.000%-8.000%	08/15/20-11/15/49
For additional information about significant accounting policies, including valuation of investments, refer to the Fund’s most recent semi or annual report.